Segment reporting - Additional Information (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Operating Segments [Abstract]
Share based payments expense	€ 2,200,000	€ 1,300,000
Acquisition related costs	€ 2,500,000	€ 0